Variable Interest Entities (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jun. 28, 2021	Mar. 10, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity ownership, percentage	150.00%
Net loss			$ (2,550,879)	$ (2,774,312)	$ (10,892,511)	$ (6,654,940)
Georgia JV [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment			900,000		900,000
Notes receivable related parties			500,000
Net loss			32,000	200,000	600,000	400,000
Minority interest			0		0
Georgia JV [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes receivable related parties					500,000
Alabama JV [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment			1,600,000		1,600,000
Net loss			37,000	110,000	300,000	600,000
Loss from equity investment			18,000	55,000	200,000	300,000
Mexico JV [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment			100,000		100,000
Net loss			27,000	49,000	100,000	40,000.00
Loss from equity investment			$ 9,000	$ 16,000	$ 50,000.00	$ 10,000.00
Bloom INVO LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity commitment contribution	$ 1,200,000
Variable interest entity units issued	1,200
Bloom INVO LLC [Member] | Bloom Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity commitment contribution	$ 800,000
Variable interest entity units issued	800
Alabama JV [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity ownership, percentage		50.00%